Fixed Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense of fixed assets	$ 17,005	$ 15,551	$ 64,008	$ 62,400